Pension Plan (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status
The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2017	2018	2019
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	4,242	5,131	5,838
Service cost	1,572	568	275
Interest cost	336	126	91
Actuarial loss (gain)	(665)	146	72
Benefits paid	(354)	(133)	(450)
Disposal of subsidiary	—	—	(4,072)

Projected benefit obligation at end of year	5,131	5,838	1,754

Change in plan assets
Fair value of plan assets at beginning of year	3,902	5,114	5,410
Actual return on plan assets	81	63	98
Employer contributions	1,358	331	85
Benefits paid	(227)	(98)	(448)
Disposal of subsidiary	—	—	(3,658)

Fair value of plan assets at end of year	5,114	5,410	1,487

Funded status recognized as an other liabilities	(17)	(428)	(267)

Amounts Recognized in Accumulated Other Comprehensive Income
Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Net loss	678	678	693

Total recognized in accumulated other comprehensive income	678	678	693

Components of Net Periodic Benefit Cost
The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Service cost	1,572	568	275
Interest cost	336	126	91
Projected return on plan assets	(58)	(78)	(77)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	37	41	48

Net periodic benefit cost	1,887	657	337

Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss
Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2017	2018	2019
	US$	US$	US$
Recognize the decrease in net gain (loss)	(285)	—	15
Amortization of net loss	—	—	—

Total recognized in other comprehensive loss (income)	(285)	—	15

Expected Benefit Payments	Expected benefit payments:

US$
2020	7
2021	43
2022	50
2023	18
2024	77
2025 and thereafter	405

Actuarial Assumptions to Determine Benefit Obligations
The actuarial assumptions to determine the benefit obligations were as follows:

	2017		2018		2019
	Taiwan	Korea	Taiwan	Korea	Taiwan
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.63%	4.10%	1.38%	3.60%	1.00%
Rate of compensation increase	4.25%	3.50%	4.25%	3.00%	4.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.63%	4.10%	1.38%	3.60%	1.00%
Expected long-term return on plan assets	1.75%	1.10%	1.75%	1.40%	2.00%
Rate of compensation increase	4.25%	3.50%	4.25%	3.00%	4.00%

Fair Values of FCI's Pension Plan Assets
The fair values of FCI’s pension plan assets at
December 31, 2018
are as follows:

December 31
2018
US$
Guaranteed interest contract
Kyobo Life Insurance Co. Ltd.	1,605
Shinhan Investment Co.	466
Fixed deposit
Industrial Bank of Korea	2,014

4,085